The Cushing NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021

		Fair
Common Stock - 74.8%	Shares	Value
Communication Services - 1.4%
Italy - 1.4%
Infrastrutture Wireless Italiane SpA (1)	162,944	$1,937,427

Data Centers - 1.1%
Cayman Islands - 1.1%
Chindata Group Holdings Ltd (1)(2)	130,000	1,544,400

GDS Services - 0.6%
United States - 0.6%
Sabre Corporation (1)(2)	80,337	902,185

General Partners - 1.6%
United States - 1.6%
EnLink Midstream LLC (1)	429,277	2,313,803

Industrials - 5.2%
Mexico - 1.5%
Grupo Aeroportuario del Pacífico (1)	18,757	2,183,502
United States - 3.7%
Fortress Transportation and Infrastructure Investors LLC (1)	135,000	3,642,300
Plug Power, Inc. (1)(2)	60,000	1,563,600
		7,389,402
Integrated Utility - 0.6%
Italy - 0.6%
Enel Societa Per Azioni (1)	100,000	904,000

IT Services - 9.5%
Cayman Islands - 9.5%
21Vianet Group, Inc. (1)(2)	345,820	6,843,778
GDS Holdings Limited (1)(2)	115,111	6,731,691
		13,575,469
Large Cap Diversified - 3.1%
United States - 3.1%
Kinder Morgan, Inc. (1)	270,465	4,400,466

Large Cap Diversified C Corps. - 6.1%
United States - 6.1%
Pembina Pipeline Corporation (1)	175,000	5,328,750
TC Energy Corporation (1)	72,809	3,456,971
		8,785,721
Natural Gas Transportation & Storage - 2.2%
United States - 2.2%
Equitrans Midstream Corporation (1)	366,493	3,199,484

Refiners - 3.8%
United States - 3.8%
Marathon Petroleum Corporation (1)	92,457	5,479,926

Solar - 12.5%
United Kingdom - 4.8%
Atlantica Sustainable Infrastructure plc (1)	180,000	6,769,800
United States - 7.7%
Solaredge Technologies, Inc. (1)(2)	15,000	4,346,700
Sunrun, Inc. (1)(2)	151,369	6,698,078
		17,814,578
Solar Developer - 1.7%
Mauritius - 1.7%
Azure Power Global Ltd (1)(2)	106,838	2,399,581

Solar Generation - 2.2%
Spain - 2.2%
Solaria Energia (1)(2)	155,353	3,081,673

Telecommunications - 8.5%
United Kingdom - 4.5%
Vodafone Group PLC (1)	375,000	6,401,250
United States - 4.0%
AT&T Inc. (1)	210,013	5,758,556
		12,159,806
Tollroads - 1.7%
Italy - 1.7%
Atlantia Spa (1)(2)	131,364	2,462,338

Utilities - 13.0%
Brazil - 1.6%
Cia Energetica de Minas Gerais (1)	596,772	1,521,769
Cia de Saneamento Basico do Estado de Sao Paulo (1)	107,081	741,001
France - 5.6%
Electricite de France S.A. (1)	218,966	2,966,791
Engie SA (1)	132,428	1,897,011
Veolia Environnement SA (1)	89,575	3,072,491
United States - 5.8%
Clearway Energy, Inc. (1)	219,156	6,879,307
Vistra Energy Corporation (1)	75,000	1,431,750
		18,510,120
Total Common Stocks (Cost $101,663,422)		$106,860,379

Master Limited Partnerships and Related Companies - 24.7%	Units
Crude Oil & Refined Products - 9.8%
United States - 9.8%
Delek Logistics Partners L.P. (1)	75,147	$3,249,356
Magellan Midstream Partners, L.P. (1)	4,891	240,686
Nustar Energy L.P. (1)	250,000	4,062,500
Shell Midstream Partners, L.P. (1)	523,072	6,365,786
		13,918,328
Large Cap Diversified C Corps - 1.9%
United States - 1.9%
Plains GP Holdings, L.P. (1)	278,643	2,719,556

Large Cap MLP - 4.8%
United States - 4.8%
Energy Transfer, L.P. (1)	359,350	3,341,955
MPLX, L.P. (1)	125,138	3,518,881
		6,860,836
Natural Gas Gatherers & Processors - 8.2%
United States - 8.2%
DCP Midstream, L.P. (1)	71,238	1,856,462
Enable Midstream Parnters, L.P. (1)	417,221	3,229,291
Oasis Midstream Partners L.P. (1)	250,000	5,300,000
Western Midstream Partners, L.P. (1)	68,138	1,345,044
		11,730,797
Total Master Limited Partnerships and Related Companies (Cost $25,839,211)		$35,229,517

	Shares	Fair Value
Real Estate Investment Trusts - 7.5%
Data Centers - 7.5%
United States - 7.5%
CyrusOne, Inc. (1)	40,500	$3,117,690
Digital Realty Trust, Inc. (1)	21,479	3,520,623
Equinix, Inc. (1)	2,000	1,686,900
QTS Realty Trust, Inc. (1)	30,000	2,339,400
Total Real Estate Investment Trusts (Cost $8,367,817)		$10,664,613

Fixed Income - 9.3%	Principal Amount
Automobile Parts Manufacturing - 3.8%
United States - 3.8%
Clarios Global, L.P., 8.500%, due 05/15/2027 (1)(3)	5,000,000	$5,343,750

Exploration & Production - 0.1%
United States - 0.1%
Sanchez Energy Corporation, 6.125%, due 01/15/2023 (1)	5,000,000	137,500

Industrials - 1.0%
United States - 1.0%
Cleaver-Brooks, Inc., 7.875%, due 03/01/2023 (1)(3)	1,500,000	1,481,175

Natural Gas Gatherers & Processors - 2.1%
United States - 2.1%
DCP Midstream, L.P., 7.375%, due 06/15/2023 (1)	3,139,000	3,036,982

Refiners - 2.3%
United States - 2.3%
PBF Holding Company, LLC / PBF Finance Corporation, 7.000%, due 11/15/2023 (1)	4,750,000	3,331,294
Total Fixed Income (Cost $19,483,891)		$13,330,701

Short-Term Investments - Investment Companies - 3.4%	Shares
United States - 3.4%
First American Government Obligations Fund - Class X, 0.03% (1)(4)	2,423,024	$2,423,024
First American Treasury Obligations Fund - Class X, 0.01% (1)(4)	2,423,023	2,423,023
Total Short-Term Investments - Investment Companies (Cost $4,846,047)		$4,846,047

Total Investments - 119.7% (Cost $160,209,388)		$170,931,257
Written Options(5) - (0.3)% (Premiums received $661,412)		(390,800)
Liabilities in Excess of Other Assets - (19.4)%		(27,745,465)
Net Assets Applicable to Common Stockholders - 100.0%		$142,794,992

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2021. As such, it is classified as a non-income producing security as of August 31, 2021.
(3)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been deemed to be liquid by the Fund’s adviser under the supervision of the Board of Directors. As of August 31, 2021, the value of these investments was $6,824,925 or 4.78% of total net assets.

(4)	Rate reported is the current yield as of August 31, 2021.
(5)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Energy Transfer, L.P., Call Option	$10.00	09/2021	USD	4000	$76,844	$24,000	$52,844
	GDS Holdings Limited, Call Option	$65.00	09/2021	USD	400	$109,686	$54,000	$55,686
	Marathon Petroleum Corp. Call Option	$60.00	09/2021	USD	900	$94,465	$119,700	$(25,235)
	Solaredge Technologies, Inc., Call Option	$330.00	09/2021	USD	150	$84,369	$4,000	$80,369
	Sunrun, Inc., Call Option	$60.00	09/2021	USD	800	$142,943	$17,850	$125,093
	Vodafone Group PLC, Call option	$17.00	09/2021	USD	2500	$63,027	$86,250	$(23,223)
	21Vianet Group, Inc., Call Option	$20.00	09/2021	USD	750	$90,078	$85,000	$5,078
						$661,412	$390,800	$270,612

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$106,860,379	$106,860,379	$-	$-
Master Limited Partnerships and Related Companies (a)	35,229,517	35,229,517	-	-
Real Estate Investment Trusts (a)	10,664,613	10,664,613	-	-
Total Equity Securities	152,754,509	152,754,509	-	-
Notes Senior Notes(a)	13,330,701	-	13,330,701	-
Total Notes	13,330,701	-	13,330,701	-
Other
Short Term Investments (a)	4,846,047	4,846,047	-	-
Total Other	4,846,047	4,846,047	-	-
Total Assets	$170,931,257	$157,600,556	$13,330,701	$-
Liabilities Written Options	$390,800	$390,800	$-	$-
Total Liabilities	$390,800	$309,800	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2021.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2021.